UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 98.1%
	EQUITY FUND - 98.1%
249,034	Invesco S&P 500 Equal Weight ETF		$26,674,032
905,700	iShares Edge MSCI USA Momentum Factor ETF (c)		107,035,626
1,194,565	iShares Edge MSCI USA Quality Factor ETF (a) (c)		107,200,263
685,989	iShares Exponential Technologies ETF		26,588,934
122,516	iShares U.S. Medical Devices ETF (c)		26,935,142
1,731,907	SPDR Portfolio Developed World ex-US ETF		52,875,121
2,109,188	SPDR Portfolio S&P 500 Growth ETF (a)		80,360,063
1,575,801	SPDR Portfolio Small Cap ETF		53,738,438
772,701	SPDR S&P 600 Small Cap Growth ETF (c)		54,034,981
	TOTAL EXCHANGE TRADED FUNDS (Cost - $498,348,050)		535,442,600

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% *
	PURCHASED CALL OPTIONS - 0.3% *
	CBOE S&P 500 Volatility
5,000	Expiration: September 2018, Exercise Price $20 **	6,430,000	162,500
2,500	Expiration: September 2018, Exercise Price $25 **	3,215,000	43,750
	Consumer Discretionary Select Sector SPDR Fund
1,000	Expiration: September 2018, Exercise Price $117 **	11,695,000	119,500
	iShares China Large-Cap ETF
3,000	Expiration: September 2018, Exercise Price $43 **	12,717,000	177,000
3,000	Expiration: September 2018, Exercise Price $44 **	12,717,000	114,000
	iShares MSCI EAFE ETF
9,000	Expiration: September 2018, Exercise Price $72 **	60,606,000	18,000
	iShares MSCI Emerging Markets ETF
2,500	Expiration: September 2018, Exercise Price $45 **	10,792,500	42,500
10,000	Expiration: September 2018, Exercise Price $45 **	43,170,000	250,000
	iShares MSCI United Kingdom ETF
5,000	Expiration: October 2018, Exercise Price $35 **	16,785,000	75,000
	iShares Russell 2000 ETF
5,000	Expiration: October 2018, Exercise Price $179 **	86,510,000	397,500
	SPDR S&P 500 ETF Trust
2,000	Expiration: September 2018, Exercise Price $295 **	58,062,000	135,000
2,000	Expiration: October 2018, Exercise Price $297 **	58,062,000	226,000
1,375	Expiration: October 2018, Exercise Price $298 **	39,917,625	125,813
5,000	Expiration: October 2018, Exercise Price $305 **	145,155,000	105,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,420,265)		1,991,563

	PURCHASED PUT OPTIONS - 0.1% *
	Consumer Staples Select Sector SPDR Fund
3,000	Expiration: September 2018, Exercise Price $46 **	16,134,000	1,500
	Invesco DB US Dollar Index Bullish Fund
3,700	Expiration: September 2018, Exercise Price $25 **	9,320,300	29,600
3,700	Expiration: October 2018, Exercise Price $25 **	9,320,300	59,200
	Invesco QQQ Trust Series 1
2,500	Expiration: October 2018, Exercise Price $179 **	46,662,500	445,000
	iShares MSCI Emerging Markets ETF
4,000	Expiration: September 2018, Exercise Price $40.50 **	17,268,000	28,000

	S&P 500 Index
150	Expiration: August 2018, Exercise Price $2,885 **	43,522,800	750
150	Expiration: August 2018, Exercise Price $2,890 **	43,522,800	600
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,015,376)		564,650

	TOTAL PURCHASED OPTIONS (Cost - $3,435,641)		2,556,213

Shares	SHORT-TERM INVESTMENTS - 3.0%
16,403,796	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.85% +		16,403,796
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,403,796)		16,403,796

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
24,956,725	First American Government Obligations Fund, Class Z, 1.80% + (b)		24,956,725
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $24,956,725)		24,956,725

	TOTAL INVESTMENTS - 106.1% (Cost - $543,144,212)		579,359,334
	Liabilities In Excess Of Other Assets - (6.1)%		(33,563,318)
	NET ASSETS - 100.0%		$545,796,016

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.2)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)% *
	iShares China Large-Cap ETF
3,000	Expiration: September 2018, Exercise Price $44 **	12,717,000	$52,500
4,500	Expiration: September 2018, Exercise Price $46 **	19,075,500	40,500
	iShares MSCI Emerging Markets ETF
10,000	Expiration: September 2018, Exercise Price $45 **	43,170,000	170,000
	SPDR S&P 500 ETF Trust
4,000	Expiration: September 2018, Exercise Price $300 **	116,124,000	58,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $415,000)		321,000

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)% *
	CBOE S&P 500 Volatility
2,500	Expiration: September 2018, Exercise Price $12 **	3,215,000	31,250
5,000	Expiration: September 2018, Exercise Price $12.50 **	6,430,000	137,500
	Invesco QQQ Trust Series 1
5,000	Expiration: October 2018, Exercise Price $170 **	93,325,000	400,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $670,796)		568,750

	TOTAL WRITTEN OPTIONS (Premiums Received $1,085,796)		$889,750

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2018.
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $67,020,460.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $24,956,725 as of August 31, 2018.
(c) All or a portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $24,503,290.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 90.2%
	Equity Funds - 90.2%
384,738	Invesco S&P 500 Equal Weight ETF	$41,209,287
1,075,949	iShares Edge MSCI USA Momentum Factor ETF (c)	127,155,653
1,419,773	iShares Edge MSCI USA Quality Factor ETF (a) (c)	127,410,429
145,681	iShares U.S. Medical Devices ETF	32,027,968
2,057,462	SPDR Portfolio Developed World ex-US ETF	62,814,315
2,088,441	SPDR Portfolio S&P 500 Growth ETF	79,569,602
1,872,013	SPDR Portfolio Small Cap ETF	63,839,949
482	SPDR S&P 500 ETF	139,930
826,581	SPDR S&P 600 Small Cap Growth ETF	57,802,809
	TOTAL EXCHANGE TRADED FUNDS (Cost - $554,935,072)	591,969,942

	COMMON STOCKS - 7.8%
	Advertising - 0.0% ^
7,290	Interpublic Group of Cos., Inc.	170,221
1,205	Omnicom Group, Inc.	83,531
		253,752
	Aerospace/Defense - 0.1%
5,823	Arconic, Inc.	130,319
498	Harris Corp.	80,930
457	L3 Technologies, Inc.	97,670
305	TransDigm Group, Inc. **	106,750
		415,669
	Agriculture - 0.0% ^
1,466	Archer-Daniels-Midland Co.	73,886

	Airlines - 0.1%
3,072	Alaska Air Group, Inc.	207,329
1,156	American Airlines Group, Inc.	46,795
694	Delta Air Lines, Inc.	40,585
763	Southwest Airlines Co.	46,772
1,109	United Continental Holdings, Inc. **	96,949
		438,430
	Apparel - 0.2%
11,278	Hanesbrands, Inc.	197,816
2,398	Michael Kors Holdings Ltd. **	174,143
900	PVH Corp.	128,844
1,470	Ralph Lauren Corp., Class A	195,231
13,202	Under Armour, Inc., Class A **	269,981
15,165	Under Armour, Inc., Class C **	287,680
663	VF Corp.	61,082
		1,314,777
	Auto Manufacturers - 0.0% ^
3,058	Ford Motor Co.	28,990
618	General Motors Co.	22,279
1,012	PACCAR, Inc.	69,241
		120,510
	Auto Parts & Equipment - 0.1%
755	Aptiv PLC	66,448
2,689	BorgWarner, Inc.	117,697
8,030	Goodyear Tire & Rubber Co.	182,201
		366,346
	Banks - 0.1%
543	Bank of New York Mellon Corp.	28,317
699	BB&T Corp.	36,110
341	Capital One Financial Corp.	33,790
1,651	Citizens Financial Group, Inc.	67,955

945	Comerica, Inc.	92,118
2,083	Fifth Third Bancorp	61,303
5,773	Huntington Bancshares, Inc.	93,580
3,516	KeyCorp	74,082
298	M&T Bank Corp.	52,791
619	Northern Trust Corp.	66,518
3,787	Regions Financial Corp.	73,695
393	State Street Corp.	34,156
678	SunTrust Banks, Inc.	49,874
2,679	Zions Bancorp	142,764
		907,053
	Beverages - 0.0% ^
1,059	Brown-Forman Corp.	55,301
153	Constellation Brands, Inc., Class A	31,855
1,244	Molson Coors Brewing Co.	83,024
804	Monster Beverage Corp. **	48,956
		219,136
	Biotechnology - 0.0% ^
562	Alexion Pharmaceuticals, Inc. **	68,699
100	Biogen, Inc. **	35,349
182	Illumina, Inc. **	64,579
1,015	Incyte Corp. **	75,019
136	Regeneron Pharmaceuticals, Inc. **	55,318
225	Vertex Pharmaceuticals, Inc. **	41,490
		340,454
	Building Materials - 0.1%
2,822	Fortune Brands Home & Security, Inc.	149,510
1,289	Johnson Controls International PLC	48,685
557	Martin Marietta Materials, Inc.	110,687
2,814	Masco Corp.	106,848
835	Vulcan Materials Co. (c)	92,518
		508,248
	Chemicals - 0.2%
258	Air Products & Chemicals, Inc.	42,903
1,501	Albemarle Corp.	143,375
4,521	CF Industries Holdings, Inc.	234,866
940	Eastman Chemical Co.	91,208
1,862	FMC Corp.	159,108
1,029	International Flavors & Fragrances, Inc.	134,068
333	LyondellBasell Industries NV, Class A	37,556
6,349	Mosaic Co.	198,533
474	PPG Industries, Inc.	52,396
240	Praxair, Inc.	37,966
100	Sherwin-Williams Co.	45,558
		1,177,537
	Commercial Services - 0.5%
650	Automatic Data Processing, Inc.	95,388
501	Cintas Corp.	106,898
282	Ecolab, Inc.	42,435
891	Equifax, Inc.	119,367
2,871	Gartner, Inc. **	429,961
1,796	Global Payments, Inc.	223,746
10,379	H&R Block, Inc.	280,856
1,629	IHS Markit Ltd. **	89,595
296	Moody's Corp.	52,694
4,088	Nielsen Holdings PLC	106,288
498	PayPal Holdings, Inc. **	45,980
8,246	Quanta Services, Inc. **	285,229
3,634	Robert Half International, Inc.	284,106
164	S&P Global, Inc.	33,956
2,677	Total System Services, Inc.	260,044
542	United Rentals, Inc. **	84,482
835	Verisk Analytics, Inc. **	99,440

21,638	Western Union Co.	409,391
		3,049,856
	Computers - 0.2%
253	Accenture PLC, Class A	42,775
955	Cognizant Technology Solutions Corp., Class A	74,901
1,213	DXC Technology Co.	110,492
7,272	Hewlett Packard Enterprise Co.	120,206
4,526	HP, Inc.	111,566
3,534	NetApp, Inc.	306,786
607	Perspecta, Inc.	14,119
3,803	Seagate Technology PLC	203,612
1,320	Western Digital Corp.	83,477
		1,067,934
	Cosmetics/Personal Care - 0.0% ^
5,866	Coty, Inc., Class A	72,504
188	Estee Lauder Cos., Inc., Class A	26,342
		98,846
	Distribution/Wholesale - 0.0% ^
1,694	Fastenal Co.	98,862
3,188	LKQ Corp. **	110,050
342	WW Grainger, Inc.	121,092
		330,004
	Diversified Financial Services - 0.3%
786	Affiliated Managers Group, Inc.	114,827
1,372	Alliance Data Systems Corp.	327,332
449	Ameriprise Financial, Inc.	63,740
1,020	CBOE Global Markets, Inc.	102,816
814	Discover Financial Services	63,590
1,831	E*TRADE Financial Corp. **	107,772
1,887	Franklin Resources, Inc.	59,893
487	Intercontinental Exchange, Inc.	37,124
3,616	Invesco Ltd.	87,145
1,297	Nasdaq, Inc.	123,786
32,945	Navient Corp.	449,370
1,247	Raymond James Financial, Inc.	116,021
1,740	Synchrony Financial	55,106
521	T. Rowe Price Group, Inc.	60,379
		1,768,901
	Electric - 0.3%
19,125	AES Corp.	257,422
4,044	Alliant Energy Corp.	173,245
2,017	Ameren Corp.	127,535
663	American Electric Power Co., Inc.	47,557
4,802	CenterPoint Energy, Inc.	133,448
2,726	CMS Energy Corp.	134,228
814	Consolidated Edison, Inc.	64,249
491	Dominion Energy, Inc.	34,748
787	DTE Energy Co.	87,467
1,161	Edison International	76,313
1,336	Entergy Corp.	111,676
1,413	Eversource Energy	88,214
1,049	Exelon Corp.	45,852
2,665	FirstEnergy Corp.	99,618
5,070	NRG Energy, Inc.	179,427
1,517	PG&E Corp.	70,055
2,169	Pinnacle West Capital Corp.	170,375
2,850	PPL Corp.	84,759
1,256	Public Service Enterprise Group, Inc.	65,752
477	Sempra Energy	55,370
767	Southern Co.	33,579
1,250	WEC Energy Group, Inc.	84,475
1,481	Xcel Energy, Inc.	71,162
		2,296,526

	Electrical Components & Equipment - 0.1%
1,919	Acuity Brands, Inc.	293,300
1,100	AMETEK, Inc.	84,656
490	Emerson Electric Co.	37,598
		415,554
	Electronics - 0.3%
1,059	Agilent Technologies, Inc.	71,525
2,185	Allegion PLC	190,576
1,587	Amphenol Corp., Class A	150,099
5,395	Corning, Inc.	180,786
10,679	FLIR Systems, Inc.	670,000
711	Fortive Corp.	59,710
2,084	Garmin Ltd.	142,004
178	Mettler-Toledo International, Inc. **	104,034
2,486	PerkinElmer, Inc.	229,781
1,071	TE Connectivity Ltd.	98,189
478	Waters Corp. **	90,571
		1,987,275
	Engineering & Construction - 0.1%
3,391	Fluor Corp.	194,677
3,145	Jacobs Engineering Group, Inc.	228,610
1,695	nVent Electric PLC	47,613
		470,900
	Environmental Control - 0.1%
1,015	Republic Services, Inc.	74,460
5,011	Stericycle, Inc. **	309,129
482	Waste Management, Inc.	43,814
		427,403
	Food - 0.1%
2,728	Campbell Soup Co.	107,620
2,851	Conagra Brands, Inc.	104,774
1,282	General Mills, Inc.	58,985
735	Hershey Co.	73,882
2,551	Hormel Foods Corp.	99,872
903	J.M. Smucker Co.	93,352
1,045	Kellogg Co.	75,020
987	McCormick & Co., Inc.	123,257
786	Sysco Corp.	58,808
748	Tyson Foods, Inc., Class A	46,982
		842,552
	Forest Products & Paper - 0.0% ^
1,326	International Paper Co.	67,812

	Gas - 0.0% ^
8,035	NiSource, Inc.	217,507

	Hand/Machine Tools - 0.0% ^
1,181	Snap-on, Inc.	208,777
401	Stanley Black & Decker, Inc.	56,353
		265,130
	Healthcare-Products - 0.3%
289	Align Technology, Inc. **	111,696
678	Baxter International, Inc.	50,423
127	Becton Dickinson & Co.	33,257
1,555	Boston Scientific Corp. **	55,296
637	Cooper Cos., Inc.	162,932
2,559	Dentsply Sirona, Inc.	102,155
390	Edwards Lifesciences Corp. **	56,254
2,364	Henry Schein, Inc. **	183,635
3,938	Hologic, Inc. **	156,575
473	IDEXX Laboratories, Inc. **	120,161
81	Intuitive Surgical, Inc. **	45,360
22,383	Patterson Cos., Inc.	504,737

1,161	ResMed, Inc.	129,347
1,153	Varian Medical Systems, Inc. **	129,159
635	Zimmer Biomet Holdings, Inc.	78,505
		1,919,492
	Healthcare-Services - 0.2%
120	Anthem, Inc.	31,768
848	Centene Corp. **	124,215
234	Cigna Corp.	44,072
2,004	DaVita, Inc. **	138,857
9,107	Envision Healthcare Corp. **	413,093
457	HCA Healthcare, Inc.	61,288
160	Humana, Inc.	53,322
730	IQVIA Holdings, Inc. **	92,776
567	Laboratory Corp. of America Holdings **	98,017
1,128	Quest Diagnostics, Inc.	124,057
1,125	Universal Health Services, Inc.	146,430
		1,327,895
	Home Builders - 0.0% ^
1,947	DR Horton, Inc.	86,661
1,282	Lennar Corp., Class A	66,241
5,842	PulteGroup, Inc.	163,284
		316,186
	Home Furnishings - 0.0% ^
5,570	Leggett & Platt, Inc.	253,101
838	Whirlpool Corp.	104,733
		357,834
	Household Products/Wares - 0.1%
1,493	Avery Dennison Corp.	157,034
2,639	Church & Dwight Co., Inc.	149,315
727	Clorox Co.	105,400
370	Kimberly-Clark Corp.	42,750
		454,499
	Housewares - 0.0% ^
4,404	Newell Brands, Inc.	95,655

	Insurance - 0.3%
975	Aflac, Inc.	45,084
467	Allstate Corp.	46,966
551	American International Group, Inc.	29,297
306	Aon PLC, Class A	44,541
1,760	Arthur J Gallagher & Co.	126,966
3,488	Assurant, Inc.	358,636
4,582	Brighthouse Financial, Inc. **	190,199
1,682	Cincinnati Financial Corp.	128,959
570	Everest Re Group Ltd.	127,121
1,562	Hartford Financial Services Group, Inc.	78,678
1,272	Lincoln National Corp.	83,418
1,794	Loews Corp.	90,256
432	Marsh & McLennan Cos., Inc.	36,560
679	MetLife, Inc.	31,159
1,448	Principal Financial Group, Inc.	79,915
690	Progressive Corp.	46,596
324	Prudential Financial, Inc.	31,833
1,855	Torchmark Corp.	163,092
286	Travelers Cos., Inc.	37,638
2,871	Unum Group	105,883
471	Willis Towers Watson PLC	69,364
		1,952,161
	Internet - 0.2%
2,222	eBay, Inc. **	76,903
819	Expedia Group, Inc.	106,880
2,777	F5 Networks, Inc. **	525,186
8,587	Symantec Corp.	173,114

6,167	TripAdvisor, Inc. **	334,930
2,561	VeriSign, Inc. **	406,200
		1,623,213
	Investment Companies - 0.0% ^
8,292	Jefferies Financial Group, Inc.	192,540

	Iron/Steel - 0.0% ^
1,256	Nucor Corp.	78,500

	Leisure Time - 0.1%
457	Carnival Corp.	28,101
4,742	Harley-Davidson, Inc. (c)	202,104
2,295	Norwegian Cruise Line Holdings Ltd. **	123,035
462	Royal Caribbean Cruises Ltd.	56,632
		409,872
	Lodging - 0.0% ^
696	Hilton Worldwide Holdings, Inc.	54,024
209	Marriott International, Inc.	26,432
2,088	MGM Resorts International	60,531
1,077	Wyndham Destinations, Inc.	47,603
1,077	Wyndham Hotels & Resorts, Inc.	61,120
439	Wynn Resorts Ltd.	65,121
		314,831
	Machinery-Diversified - 0.1%
486	Apergy Corp. **	21,977
357	Cummins, Inc.	50,623
197	Deere & Co.	28,329
6,110	Flowserve Corp.	318,453
373	Rockwell Automation, Inc.	67,498
182	Roper Technologies, Inc.	54,303
1,372	Xylem, Inc.	104,148
		645,331
	Media - 0.1%
1,438	CBS Corp., Class B	76,243
5,722	Discovery, Inc., Class A ** (c)	159,243
6,242	Discovery, Inc., Class C **	160,045
2,157	DISH Network Corp., Class A **	76,250
9,443	News Corp., Class A	123,420
9,231	News Corp., Class B	125,541
		720,742
	Mining - 0.0% ^
3,192	Freeport-McMoRan, Inc.	44,848
1,839	Newmont Mining Corp.	57,064
		101,912
	Miscellaneous Manufacturing - 0.1%
2,088	AO Smith Corp.	121,271
973	Dover Corp.	83,551
526	Eaton Corp PLC	43,732
804	Ingersoll-Rand PLC	81,437
365	Parker-Hannifin Corp.	64,094
1,695	Pentair PLC	73,699
1,707	Textron, Inc. (c)	117,834
		585,618
	Office / Business Equipment - 0.1%
16,586	Xerox Corp.	462,086

	Oil & Gas - 0.5%
739	Anadarko Petroleum Corp.	47,592
2,823	Apache Corp.	123,732
5,628	Cabot Oil & Gas Corp.	134,115
169,863	Chesapeake Energy Corp. **	752,493
1,740	Cimarex Energy Co.	146,995
415	Concho Resources, Inc. **	56,917

2,693	Devon Energy Corp.	115,610
2,368	EQT Corp.	120,815
3,043	Helmerich & Payne, Inc.	199,530
1,879	Hess Corp.	126,532
6,849	Marathon Oil Corp.	147,322
581	Marathon Petroleum Corp.	47,810
12,478	Newfield Exploration Co. **	340,400
3,255	Noble Energy, Inc.	96,739
445	Occidental Petroleum Corp.	35,542
352	Phillips 66	41,716
289	Pioneer Natural Resources Co.	50,488
26,564	Range Resources Corp.	436,181
393	Valero Energy Corp.	46,327
		3,066,856
	Oil & Gas Services - 0.1%
3,992	Baker Hughes & GE Co., Class A	131,616
776	Halliburton Co.	30,955
2,790	National Oilwell Varco, Inc.	131,325
3,620	TechnipFMC PLC	110,881
		404,777
	Packaging & Containers - 0.1%
2,734	Ball Corp.	114,500
1,212	Packaging Corp of America	133,223
5,019	Sealed Air Corp.	201,312
1,442	WestRock Co.	79,425
		528,460
	Pharmaceuticals - 0.1%
186	Allergan PLC	35,658
1,256	Cardinal Health, Inc.	65,551
383	McKesson Corp.	49,311
1,930	Mylan NV **	75,521
1,675	Perrigo Co. PLC	128,154
471	Zoetis, Inc., Class A	42,673
		396,868
	Pipelines - 0.0% ^
2,912	Kinder Morgan, Inc.	51,542
1,108	ONEOK, Inc.	73,028
2,662	Williams Cos., Inc.	78,769
		203,339
	Real Estate - 0.0% ^
1,303	Brookfield Property Partners LP	26,031
2,019	CBRE Group, Inc., Class A **	98,547
		124,578
	Real Estate Investment Trusts - 0.6%
996	Alexandria Real Estate Equities, Inc.	127,837
6,175	Apartment Investment & Management Co., Class A	270,465
422	AvalonBay Communities, Inc.	77,348
655	Boston Properties, Inc.	85,445
300	Crown Castle International Corp.	34,209
687	Digital Realty Trust, Inc.	85,380
6,347	Duke Realty Corp.	180,826
109	Equinix, Inc.	47,538
1,148	Equity Residential	77,777
413	Essex Property Trust, Inc.	101,714
1,657	Extra Space Storage, Inc.	152,792
1,570	Federal Realty Investment Trust	205,058
6,260	HCP, Inc.	169,208
5,987	Host Hotels & Resorts, Inc.	128,900
5,237	Iron Mountain, Inc.	189,056
17,373	Kimco Realty Corp.	297,252
1,682	Mid-America Apartment Communities, Inc.	174,188
738	Prologis, Inc.	49,579
221	Public Storage	46,980

2,099	Realty Income Corp.	122,938
2,738	Regency Centers Corp.	180,790
432	SBA Communications Corp. **	67,059
197	Simon Property Group, Inc.	36,057
1,822	SL Green Realty Corp.	190,217
4,638	UDR, Inc.	185,381
1,743	Ventas, Inc.	104,353
1,787	Vornado Realty Trust	137,599
1,442	Welltower, Inc.	96,196
1,619	Weyerhaeuser Co.	56,195
		3,678,337
	Retail - 0.7%
1,507	Advance Auto Parts, Inc.	247,193
128	AutoZone, Inc. **	98,161
1,044	Best Buy Co., Inc.	83,061
2,159	CarMax, Inc. **	168,510
457	Chipotle Mexican Grill, Inc. ** (c)	217,157
1,565	Darden Restaurants, Inc.	181,603
612	Dollar General Corp.	65,931
668	Dollar Tree, Inc. **	53,781
6,188	Foot Locker, Inc.	305,068
3,782	Gap, Inc.	114,784
1,244	Genuine Parts Co.	124,213
2,097	Kohl's Corp.	165,894
3,480	L Brands, Inc.	91,976
5,926	Macy's, Inc.	216,595
3,838	Nordstrom, Inc.	241,218
286	O'Reilly Automotive, Inc. **	95,930
642	Ross Stores, Inc.	61,491
15,532	Signet Jewelers Ltd.	997,154
1,803	Tapestry, Inc.	91,394
546	Target Corp.	47,775
1,230	Tiffany & Co.	150,860
341	TJX Cos., Inc.	37,500
3,151	Tractor Supply Co.	278,170
538	Ulta Beauty, Inc. **	139,880
615	Yum! Brands, Inc.	53,437
		4,328,736
	Savings & Loans - 0.0% ^
12,119	People's United Financial, Inc.	224,323

	Semiconductors - 0.4%
34,087	Advanced Micro Devices, Inc. **	857,970
1,198	Analog Devices, Inc.	118,422
1,035	Applied Materials, Inc.	44,526
1,871	KLA-Tencor Corp.	217,429
498	Lam Research Corp.	86,199
1,684	Microchip Technology, Inc. (c)	144,875
996	Micron Technology, Inc. **	52,310
5,557	Qorvo, Inc. **	445,060
810	QUALCOMM, Inc.	55,655
1,844	Skyworks Solutions, Inc.	168,357
345	Texas Instruments, Inc.	38,778
2,646	Xilinx, Inc.	205,938
		2,435,519
	Shipbuilding - 0.0% ^
509	Huntington Ingalls Industries, Inc.	124,435

	Software - 0.5%
1,001	Activision Blizzard, Inc.	72,172
151	Adobe Systems, Inc. **	39,790
1,695	ANSYS, Inc. **	315,236
956	Autodesk, Inc. **	147,559

7,589	CA, Inc.		332,398
9,336	Cadence Design Systems, Inc. **		439,165
1,422	Cerner Corp. **		92,586
3,108	Citrix Systems, Inc. **		354,374
778	Electronic Arts, Inc. **		88,233
1,197	Fidelity National Information Services, Inc.		129,479
1,766	Fiserv, Inc. **		141,404
474	Intuit, Inc.		104,029
2,641	Paychex, Inc.		193,453
912	Red Hat, Inc. **		134,730
366	salesforce.com, Inc. **		55,881
3,498	Synopsys, Inc. **		357,286
			2,997,775
	Telecommunications - 0.1%
3,316	CenturyLink, Inc.		70,830
17,679	Juniper Networks, Inc.		502,614
2,019	Motorola Solutions, Inc.		259,159
			832,603
	Textiles - 0.0% ^
338	Mohawk Industries, Inc. **		64,757

	Toys/Games/Hobbies - 0.1%
1,590	Hasbro, Inc.		157,903
24,592	Mattel, Inc. ** (c)		379,454
			537,357
	Transportation - 0.1%
1,236	CH Robinson Worldwide, Inc.		118,755
543	CSX Corp.		40,269
2,148	Expeditors International of Washington, Inc.		157,405
949	JB Hunt Transport Services, Inc.		114,592
1,216	Kansas City Southern		141,007
289	Norfolk Southern Corp.		50,240
			622,268
	Water - 0.0% ^
1,297	American Water Works Co., Inc.		113,526

	TOTAL COMMON STOCKS (Cost - $48,025,934)		51,684,879

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.5% *
	PURCHASED CALL OPTIONS - 0.4% *
	CBOE S&P 500 Volatility
10,000	Expiration: September 2018, Exercise Price $20	12,860,000	325,000
5,000	Expiration: September 2018, Exercise Price $25	6,430,000	87,500
	Consumer Discretionary Select Sector SPDR Fund
1,000	Expiration: September 2018, Exercise Price $117	11,695,000	119,500
	iShares China Large-Cap ETF
4,000	Expiration: September 2018, Exercise Price $43	16,956,000	236,000
3,000	Expiration: September 2018, Exercise Price $44	12,717,000	114,000
	iShares MSCI Emerging Markets ETF
3,500	Expiration: September 2018, Exercise Price $45	15,109,500	59,500
15,000	Expiration: September 2018, Exercise Price $45	64,755,000	375,000
	iShares MSCI United Kingdom ETF
7,000	Expiration: October 2018, Exercise Price $35	23,499,000	105,000
	iShares Russell 2000 ETF
9,000	Expiration: October 2018, Exercise Price $179	155,718,000	715,500
	SPDR S&P 500 ETF Trust
2,000	Expiration: September 2018, Exercise Price $295	58,062,000	135,000
3,000	Expiration: October 2018, Exercise Price $297	87,093,000	339,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $3,120,714)		2,611,000

	PURCHASED PUT OPTIONS - 0.1% *
	Invesco DB US Dollar Index Bullish Fund
4,500	Expiration: September 2018, Exercise Price $25	11,335,500	36,000
4,500	Expiration: October 2018, Exercise Price $25	11,335,500	72,000
	iShares MSCI Emerging Markets ETF
6,000	Expiration: September 2018, Exercise Price $40.50	25,902,000	42,000
	S&P 500 Index
200	Expiration: August 2018, Exercise Price $2,885	58,030,400	1,000
200	Expiration: August 2018, Exercise Price $2,890	58,030,400	800
	SPDR S&P 500 ETF Trust
2,000	Expiration: September 2018, Exercise Price $285	58,062,000	313,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,104,616)		464,800

	TOTAL PURCHASED OPTIONS (Cost - $4,225,330)		3,075,800
Shares
	SHORT-TERM INVESTMENTS - 3.3%
21,490,580	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.85% +		21,490,580
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,490,580)		21,490,580

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
1,515,190	First American Government Obligations Fund, Class Z, 1.80% + (b)		1,515,190
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,515,190)		1,515,190

	TOTAL INVESTMENTS - 102.0% (Cost - $630,192,106)		669,736,391
	Liabilities In Excess Of Other Assets - (2.0)%		(13,222,937)
	NET ASSETS - 100.0%		$656,513,454

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.2)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares China Large-Cap ETF
4,000	Expiration: September 2018, Exercise Price $44	16,956,000	$70,000
4,500	Expiration: September 2018, Exercise Price $46	19,075,500	40,500
	iShares MSCI Emerging Markets ETF
15,000	Expiration: September 2018, Exercise Price $45	64,755,000	255,000
	SPDR S&P 500 ETF Trust
4,000	Expiration: September 2018, Exercise Price $300	116,124,000	58,000
2,000	Expiration: September 2018, Exercise Price $297	58,062,000	84,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $681,711)		507,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)% *
	CBOE S&P 500 Volatility
5,000	Expiration: September 2018, Exercise Price $12	6,430,000	62,500
10,000	Expiration: September 2018, Exercise Price $12.50	12,860,000	275,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $577,005)		337,500

	TOTAL WRITTEN OPTIONS (Premiums Received $1,258,716)		$845,000

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2018.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $74,966,300.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,515,190 as of August 31, 2018.
(c) All or a portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $1,479,620.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 88.9%
	Bond Funds - 88.9%
83,424	Deutsche X-Trackers Short Duration High Yield Bond ETF (d)	$4,147,424
637,268	Deutsche X-Trackers USD High Yield Corporate Bond ETF (a)	31,729,574
287,701	First Trust Senior Loan ETF (c)	13,809,648
461,743	First Trust Tactical High Yield ETF (c)	22,080,550
70,208	iShares iBoxx High Yield Corporate Bond ETF	6,063,163
84,044	iShares Interest Rate Hedged High Yield Bond ETF (c)	7,732,048
292,330	SPDR Blackstone / GSO Senior Loan ETF	13,815,516
1,002,342	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (c)	27,614,522
638,978	SPDR Doubleline Total Return Tactical ETF	30,364,234
826,182	SPDR Portfolio Intermediate Term Corporate Bond ETF (c)	27,602,741
1,193,167	SPDR Portfolio Long Term Treasury ETF	41,558,007
1,194,189	Invesco Financial Preferred ETF	22,080,554
	TOTAL EXCHANGE TRADED FUNDS (Cost - $249,992,235)	248,597,981

	PREFERRED STOCKS - 3.3%
	Banks - 2.5%
7,323	Bank of America Corp., Series CC, 6.20%	191,350
11,048	Bank of America Corp., Series EE, 6.00%	288,242
2,595	Bank of America Corp., Series W, 6.63%	67,133
11,418	Bank of America Corp., Series Y, 6.50%	298,581
23,264	BB&T Corp., Series E, 5.63%	587,881
33,941	Capital One Financial Corp., Series G, 5.20%	847,167
20,237	Citigroup, Inc., Series J, 7.13%	572,707
7,807	Citigroup, Inc., Series S, 6.30%	205,324
14,596	Goldman Sachs Group, Inc., Series D, 4.00%	341,984
6,127	JPMorgan Chase & Co., Series AA, 6.10%	162,549
7,914	JPMorgan Chase & Co., Series P, 5.45%	201,016
2,882	JPMorgan Chase & Co., Series T, 6.70%	74,990
11,610	JPMorgan Chase & Co., Series Y, 6.13%	305,924
4,281	PNC Financial Services Group, Inc., 6.13%	118,455
11,697	State Street Corp., Class D, 5.90% (c)	316,053
35,811	State Street Corp., Class G, 5.35%	936,458
30,445	Webster Financial Corp., Series F, 5.25%	744,685
4,392	Wells Fargo & Co., Series J, 8.00%	109,624
21,305	Wells Fargo & Co., Series X, 5.50%	534,116
		6,904,239
	Insurance - 0.4%
19,441	Allstate Corp., Series G, 5.63%	508,382
25,436	MetLife, Inc., Series E, 5.63% **	646,329
		1,154,711
	Metal Fabricate/Hardware - 0.0% ^
1,075	Rexnord Corp., Series A, 5.75%	66,263

	Telecommunications - 0.4%
22,376	Qwest Corp., 6.75%	545,527
22,574	Qwest Corp., 6.50%	530,037
		1,075,564
	TOTAL PREFERRED STOCKS (Cost - $9,083,778)	9,200,777

	CONVERTIBLE PREFERRED STOCKS - 0.8%
	Agriculture - 0.0% ^
1,013	Bunge Ltd., 4.88%	107,378

	Environmental Control - 0.3%
17,677	Stericycle, Inc., Series A, 5.25%	801,475

	Hand/Machine Tools - 0.1%
1,534	Stanley Black & Decker, Inc., 5.38% (c)	166,577

	Healthcare - Products - 0.4%
15,030	Becton Dickinson & Co., Series A, 6.13%	986,870

	Pipelines - 0.0% ^
164	Kinder Morgan, Inc., Series A, 9.75% (c)	5,479
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,040,120)	2,067,779

	COMMON STOCKS - 5.5%
	Real Estate - 0.0% ^
277	Brookfield Property Partners LP	5,529

	Real Estate Investment Trusts - 5.5%
11,661	AGNC Investment Corp.	306,218
854	Alexander's, Inc.	308,234
29,329	Annaly Capital Management, Inc.	752,289
7,406	Camden Property Trust	704,014
22,776	Chesapeake Lodging Trust	749,558
18,601	CorEnergy Infrastructure Trust, Inc. (c)	696,235
7,163	CoreSite Realty Corp.	834,275
2,287	Crown Castle International Corp.	260,787
18,075	CubeSmart	552,191
837	Equity Residential	56,707
626	Healthcare Trust of America, Inc.	17,885
437	Hospitality Properties Trust	12,669
52,359	Independence Realty Trust, Inc.	540,868
1,442	Kite Realty Group Trust	25,206
4,148	Life Storage, Inc.	404,845
4,572	LTC Properties, Inc.	212,369
6,615	Macerich Co. (c)	388,565
3,989	Mid-America Apartment Communities, Inc.	413,101
8,730	National Health Investors, Inc.	691,852
29,355	NexPoint Residential Trust, Inc.	948,166
22,171	Omega Healthcare Investors, Inc.	732,752
12,350	Park Hotels & Resorts, Inc.	413,107
6,460	Pebblebrook Hotel Trust	249,421
650	Public Storage	138,177
634	Ramco-Gershenson Properties Trust	8,851
89	Regency Centers Corp.	5,877
9,491	Ryman Hospitality Properties, Inc.	842,136
3,131	Sabra Health Care REIT, Inc.	73,829
4,547	Saul Centers, Inc.	272,820
2,533	Senior Housing Properties Trust	48,406
998	Simon Property Group, Inc.	182,664
2,888	SL Green Realty Corp. (c)	301,507

17,016	UDR, Inc.		680,130
14,771	Ventas, Inc.		884,340
8,669	Vornado Realty Trust		667,513
13,806	Weingarten Realty Investors		427,020
10,423	WP Carey, Inc.		693,963
			15,498,547
	TOTAL COMMON STOCKS (Cost - $15,006,858)		15,504,076

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% * ^
	PURCHASED CALL OPTIONS - 0.0% * ^
	CBOE S&P 500 Volatility
850	Expiration: September 2018, Exercise Price $20 **	1,093,100	27,625
500	Expiration: September 2018, Exercise Price $25 **	643,000	8,750
	iShares 20+ Year Treasury Bond ETF
1,130	Expiration: August 2018, Exercise Price $122 **	13,672,435	1,130
	TOTAL PURCHASED CALL OPTIONS (Cost - $151,956)		37,505

	PURCHASED PUT OPTIONS - 0.0% * ^
	Invesco DB US Dollar Index Bullish Fund
1,800	Expiration: September 2018, Exercise Price $25 **	4,534,200	14,400
1,800	Expiration: October 2018, Exercise Price $25 **	4,534,200	28,800
	S&P 500 Index
50	Expiration: August 2018, Exercise Price $2,885 **	14,507,600	250
50	Expiration: August 2018, Exercise Price $2,890 **	14,507,600	200
	TOTAL PURCHASED PUT OPTIONS (Cost - $51,807)		43,650
	TOTAL PURCHASED OPTIONS (Cost - $203,763)		81,155

	SHORT-TERM INVESTMENTS - 2.3%
6,481,464	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.85% +		6,481,464
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,481,464)		6,481,464

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%
25,032,674	First American Government Obligations Fund, Class Z, 1.80% + (b)		25,032,674
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $25,032,674)		25,032,674

	TOTAL INVESTMENTS - 109.8% (Cost - $307,840,892)		306,965,906
	Liabilities In Excess Of Other Assets - (9.8)%		(27,314,198)
	NET ASSETS - 100.0%		$279,651,708

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.0% * ^
	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% * ^
	CBOE S&P 500 Volatility
500	Expiration: September 2018, Exercise Price $12 **	643,000	$6,250
850	Expiration: September 2018, Exercise Price $12.50 **	1,093,100	23,375
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $50,104)		29,625

	TOTAL WRITTEN OPTIONS (Premiums Received $50,104)		$29,625

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2018.

^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $15,932,800.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $25,032,674 as of August 31, 2018.
(c) All or a portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $24,479,692.
(d) Affiliated Security. Please refer to Note 3 of the Notes to Financial Statements

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.1%
	Advertising - 1.8%
8,534	WPP PLC (b)	$706,615

	Auto Manufacturers - 6.7%
44,994	Daimler AG	722,154
27,843	General Motors Co.	1,003,740
32,691	Honda Motor Co. Ltd. **	968,634
		2,694,528
	Banks - 14.8%
10,992	Citigroup, Inc.	783,070
61,219	Huntington Bancshares, Inc.	992,360
27,717	KeyCorp	583,997
109,435	Mitsubishi UFJ Financial Group, Inc.	660,988
94,917	Nordea Bank AB	1,031,748
7,965	PNC Financial Services Group, Inc.	1,143,296
13,129	Wells Fargo & Co.	767,784
		5,963,243
	Beverages - 1.4%
5,880	Fomento Economico Mexicano SAB de CV	563,774

	Building Materials - 2.8%
29,985	Johnson Controls International PLC	1,132,533

	Chemicals - 4.8%
41,453	BASF SE	958,808
17,084	Nutrien Ltd.	967,467
		1,926,275
	Commercial Services - 2.1%
30,838	H&R Block, Inc.	834,476

	Computers - 2.4%
6,659	International Business Machines Corp.	975,410

	Cosmetics/Personal Care - 1.8%
8,611	Procter & Gamble Co.	714,283

	Diversified Financial Services - 2.4%
6,895	Ameriprise Financial, Inc.	978,814

	Food - 5.4%
32,113	Conagra Brands, Inc.	1,180,153
21,586	General Mills, Inc.	993,172
		2,173,325
	Household Products/Wares - 2.0%
7,086	Kimberly-Clark Corp.	818,716

	Insurance - 2.9%
93,336	Aviva PLC	1,172,300

	Machinery-Construction & Mining - 3.1%
52,305	ABB Ltd.		1,229,691

	Mining - 3.8%
13,534	BHP Billiton Plc		579,526
21,897	Southern Copper Corp.		955,585
			1,535,111
	Miscellaneous Manufacturing - 5.8%
5,738	3M Co.		1,210,259
17,188	Siemens AG		1,113,868
			2,324,127
	Office/Business Equipment - 1.9%
23,197	Canon, Inc. **		744,392

	Oil & Gas - 2.7%
8,988	Chevron Corp.		1,064,719

	Oil & Gas Services - 2.2%
14,147	Schlumberger Ltd.		893,525

	Pharmaceuticals - 7.9%
5,950	Allergan PLC		1,140,674
17,469	CVS Health Corp.		1,314,368
23,924	Roche Holding AG		740,687
			3,195,729
	Real Estate Investment Trusts - 1.9%
42,232	Brixmor Property Group, Inc.		769,467

	Retail - 5.0%
46,250	L Brands, Inc.		1,222,387
14,830	Starbucks Corp.		792,664
			2,015,051
	Semiconductors - 3.1%
16,142	Xilinx, Inc.		1,256,332

	Transportation - 1.5%
16,293	Deutsche Post AG		592,739

	TOTAL COMMON STOCKS (Cost - $35,667,629)		36,275,175

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% * ^
	PURCHASED PUT OPTIONS - 0.0% * ^
	Consumer Discretionary Select Sector SPDR Fund
100	Expiration: October 2018, Exercise Price $113 **	1,169,500	10,200
	TOTAL PURCHASED PUT OPTIONS (Cost - $11,007)		10,200

	TOTAL PURCHASED OPTIONS (Cost - $11,007)		10,200

Shares	SHORT-TERM INVESTMENTS - 4.8%
1,933,231	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.85% +		1,933,231
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,933,231)		1,933,231

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%
715,968	First American Government Obligations Fund, Class Z, 1.80% + (a)		715,968
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $715,968)		715,968

	TOTAL INVESTMENTS - 96.7% (Cost - $38,327,835)		38,934,574
	Other Assets In Excess Of Liabilities - 3.3%		1,326,906
	NET ASSETS - 100.0%		$40,261,480

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% * ^
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% * ^
	Consumer Discretionary Select Sector SPDR Fund
100	Expiration: October 2018, Exercise Price $106 **	1,169,500	$3,750
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,997)		3,750

	TOTAL WRITTEN OPTIONS (Premiums Received $2,997)		$3,750

ADR - American Depositary Receipt
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2018.
^ Less than 0.1%
(a) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $715,968 as of August 31, 2018.
(b) All or a portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $699,494.

Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.2%
	Aerospace/Defense - 2.7%
349	Boeing Co.	$119,634
181	General Dynamics Corp.	35,005
172	Lockheed Martin Corp.	55,110
104	Northrop Grumman Corp.	31,043
174	Raytheon Co.	34,703
479	United Technologies Corp.	63,084
		338,579
	Agriculture - 1.1%
1,124	Altria Group, Inc.	65,777
924	Philip Morris International, Inc.	71,970
		137,747
	Airlines - 0.4%
421	Delta Air Lines, Inc.	24,620
346	Southwest Airlines Co.	21,210
		45,830
	Apparel - 0.8%
962	Nike, Inc.	79,076
238	VF Corp.	21,927
		101,003
	Auto Manufacturers - 0.6%
2,380	Ford Motor Co.	22,563
847	General Motors Co.	30,534
265	PACCAR, Inc.	18,131
		71,228
	Auto Parts & Equipment - 0.1%
197	Aptiv PLC	17,338

	Banks - 7.7%
6,077	Bank of America Corp. (a)	187,962
604	Bank of New York Mellon Corp.	31,499
470	BB&T Corp.	24,280
293	Capital One Financial Corp.	29,034
1,530	Citigroup, Inc.	108,997
235	Goldman Sachs Group, Inc.	55,885
2,048	JPMorgan Chase & Co. (a)	234,660
1,061	Morgan Stanley	51,809
282	PNC Financial Services Group, Inc.	40,478
219	State Street Corp.	19,033
2,940	Wells Fargo & Co. (a)	171,931
		955,568
	Beverages - 1.9%
2,535	Coca-Cola Co.	112,985
114	Constellation Brands, Inc., Class A	23,735
850	PepsiCo, Inc.	95,208
		231,928
	Biotechnology - 2.1%
394	Amgen, Inc.	78,725
127	Biogen, Inc. **	44,893
452	Celgene Corp. **	42,692
778	Gilead Sciences, Inc.	58,918
153	Vertex Pharmaceuticals, Inc. **	28,213
		253,441
	Building Materials - 0.2%
551	Johnson Controls International PLC	20,811

	Chemicals - 1.7%
131	Air Products & Chemicals, Inc.	21,784
1,379	DowDuPont, Inc.	96,709
234	LyondellBasell Industries NV, Class A	26,391
158	PPG Industries, Inc.	17,465
171	Praxair, Inc.	27,051
57	Sherwin-Williams Co.	25,968
		215,368
	Commercial Services - 1.0%
169	Ecolab, Inc.	25,431
717	PayPal Holdings, Inc. **	66,201
152	S&P Global, Inc.	31,471
		123,103
	Computers - 6.8%
400	Accenture PLC, Class A	67,628
3,048	Apple, Inc. (a)	693,816
548	International Business Machines Corp.	80,271
		841,715
	Cosmetics/Personal Care - 1.5%
519	Colgate-Palmolive Co.	34,467
220	Estee Lauder Cos., Inc., Class A	30,826
1,488	Procter & Gamble Co.	123,430
		188,723
	Diversified Financial Services - 4.2%
515	American Express Co.	54,580
95	BlackRock, Inc. (a)	45,511
805	Charles Schwab Corp.	40,886
205	CME Group, Inc.	35,820
349	Intercontinental Exchange, Inc.	26,604
633	MasterCard, Inc.	136,449
1,233	Visa, Inc. (a)	181,115
		520,965
	Electric - 2.2%
291	American Electric Power Co., Inc.	20,873
211	Consolidated Edison, Inc.	16,654
396	Dominion Energy, Inc.	28,025
416	Duke Energy Corp.	33,796
572	Exelon Corp.	25,002
280	NextEra Energy, Inc.	47,628
364	PG&E Corp.	16,810
331	Public Service Enterprise Group, Inc.	17,328
156	Sempra Energy	18,109
598	Southern Co.	26,180
360	Xcel Energy, Inc.	17,298
		267,703
	Electrical Components & Equipment - 0.2%
377	Emerson Electric Co.	28,927

	Electronics - 0.7%
241	Fortive Corp.	20,239
444	Honeywell International, Inc.	70,623
		90,862
	Environmental Control - 0.2%
258	Waste Management, Inc.	23,452

	Food - 0.7%
728	Kraft Heinz Co.	42,421
886	Mondelez International, Inc., Class A	37,850
		80,271

	Forest Products & Paper - 0.1%
322	International Paper Co.	16,467

	Hand/Machine Tools - 0.1%
118	Stanley Black & Decker, Inc.	16,583

	Healthcare-Products - 3.4%
1,039	Abbott Laboratories	69,447
316	Baxter International, Inc.	23,501
158	Becton Dickinson & Co.	41,376
824	Boston Scientific Corp. **	29,301
417	Danaher Corp.	43,176
69	Intuitive Surgical, Inc. **	38,640
801	Medtronic PLC	77,224
220	Stryker Corp.	37,275
240	Thermo Fisher Scientific, Inc.	57,384
		417,324
	Healthcare-Services - 2.0%
151	Anthem, Inc.	39,974
146	Cigna Corp.	27,498
82	Humana, Inc.	27,327
569	UnitedHealth Group, Inc. (a)	152,754
		247,553
	Insurance - 4.5%
461	Aflac, Inc.	21,317
211	Allstate Corp.	21,220
538	American International Group, Inc.	28,605
148	Aon PLC, Class A	21,543
1,475	Berkshire Hathaway, Inc. ** (a)	307,862
278	Chubb Ltd.	37,597
304	Marsh & McLennan Cos., Inc.	25,728
605	MetLife, Inc.	27,763
349	Progressive Corp.	23,568
251	Prudential Financial, Inc.	24,661
162	Travelers Cos., Inc.	21,319
		561,183
	Internet - 12.6%
419	Alphabet, Inc. ** (a)	516,124
292	Amazon.com, Inc. ** (a)	587,711
27	Booking Holdings, Inc. **	52,692
1,737	Facebook, Inc. ** (a)	305,243
260	Netflix, Inc. **	95,597
		1,557,367
	Leisure Time - 0.4%
431	Carnival Corp.	26,502
153	Royal Caribbean Cruises Ltd.	18,755
		45,257
	Lodging - 0.4%
213	Hilton Worldwide Holdings, Inc.	16,533
217	Marriott International, Inc.	27,444
		43,977
	Machinery-Construction & Mining - 0.4%
357	Caterpillar, Inc.	49,569

	Machinery-Diversified - 0.5%
104	Cummins, Inc.	14,747
194	Deere & Co.	27,897
65	Roper Technologies, Inc.	19,394
		62,038
	Media - 2.4%
157	Charter Communications, Inc. **	48,733
2,762	Comcast Corp.	102,166

1,112	Twenty-First Century Fox, Inc.	49,929
899	Walt Disney Co.	100,706
		301,534
	Mining - 0.2%
1,116	Freeport-McMoRan, Inc.	15,680
422	Newmont Mining Corp.	13,095
		28,775
	Miscellaneous Manufacturing - 1.7%
356	3M Co.	75,088
263	Eaton Corp PLC	21,866
5,173	General Electric Co.	66,939
204	Illinois Tool Works, Inc.	28,331
102	Parker-Hannifin Corp.	17,911
		210,135
	Oil & Gas - 4.8%
307	Anadarko Petroleum Corp.	19,771
1,129	Chevron Corp. (a)	133,741
705	ConocoPhillips	51,768
347	EOG Resources, Inc.	41,026
2,530	Exxon Mobil Corp. (a)	202,830
285	Marathon Petroleum Corp.	23,453
458	Occidental Petroleum Corp.	36,580
278	Phillips 66	32,946
101	Pioneer Natural Resources Co.	17,645
262	Valero Energy Corp.	30,884
		590,644
	Oil & Gas Services - 0.8%
667	Baker Hughes & GE Co., Class A	21,991
517	Halliburton Co.	20,623
826	Schlumberger Ltd.	52,170
		94,784
	Pharmaceuticals - 6.5%
934	AbbVie, Inc.	89,645
207	Allergan PLC	39,684
975	Bristol-Myers Squibb Co.	59,036
613	CVS Health Corp.	46,122
654	Eli Lilly & Co.	69,095
1,596	Johnson & Johnson (a)	214,965
1,608	Merck & Co., Inc.	110,293
3,536	Pfizer, Inc.	146,815
291	Zoetis, Inc., Class A	26,365
		802,020
	Pipelines - 0.2%
1,313	Kinder Morgan, Inc.	23,240

	Real Estate Investment Trusts - 1.9%
264	American Tower Corp.	39,368
102	AvalonBay Communities, Inc.	18,696
246	Crown Castle International Corp.	28,051
158	Digital Realty Trust, Inc.	19,636
49	Equinix, Inc.	21,370
275	Equity Residential	18,631
314	Prologis, Inc.	21,095
101	Public Storage	21,471
182	Simon Property Group, Inc.	33,311
460	Weyerhaeuser Co.	15,967
		237,596

	Retail - 5.8%
263	Costco Wholesale Corp.		61,313
171	Dollar General Corp.		18,422
174	Dollar Tree, Inc. **		14,009
688	Home Depot, Inc.		138,130
493	Lowe's Cos., Inc.		53,614
469	McDonald's Corp.		76,086
224	Ross Stores, Inc.		21,454
842	Starbucks Corp.		45,005
318	Target Corp.		27,825
372	TJX Cos., Inc.		40,909
589	Walgreens Boots Alliance, Inc.		40,382
1,764	Walmart, Inc. (a)		169,097
196	Yum! Brands, Inc.		17,030
			723,276
	Semiconductors - 3.4%
243	Broadcom, Inc.		53,224
2,854	Intel Corp. (a)		138,219
364	NVIDIA Corp.		102,168
887	QUALCOMM, Inc.		60,946
592	Texas Instruments, Inc.		66,541
			421,098
	Software - 6.3%
295	Adobe Systems, Inc. **		77,735
4,622	Microsoft Corp. (a)		519,189
2,431	Oracle Corp.		118,098
436	salesforce.com, Inc. **		66,569
			781,591
	Telecommunications - 3.2%
3,659	AT&T, Inc.		116,868
2,897	Cisco Systems, Inc.		138,390
2,478	Verizon Communications, Inc.		134,729
			389,987
	Transportation - 1.9%
520	CSX Corp.		38,563
158	FedEx Corp.		38,544
167	Norfolk Southern Corp.		29,031
455	Union Pacific Corp.		68,532
512	United Parcel Service, Inc.		62,915
			237,585
	TOTAL COMMON STOCKS (Cost - $11,566,683)		12,414,145

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.6% *
	PURCHASED CALL OPTIONS - 0.0% * ^
	S&P 500 Index
150	Expiration: September 2018, Exercise Price $20 **	192,900	4,875
	TOTAL PURCHASED CALL OPTIONS (Cost - $9,095)		4,875

	PURCHASED PUT OPTIONS - 0.6% *
	CBOE S&P 500 Volatility
13	Expiration: September 2018, Exercise Price $2,750 **	3,771,976	4,875
	S&P 500 Index
2	Expiration: August 2018, Exercise Price $2,885 **	580,304	10
2	Expiration: August 2018, Exercise Price $2,890 **	580,304	8
15	Expiration: October 2018, Exercise Price $2,760 **	4,352,280	18,825
14	Expiration: November 2018, Exercise Price $2,800 **	4,062,128	42,210
	TOTAL PURCHASED PUT OPTIONS (Cost - $216,240)		65,928

	TOTAL PURCHASED OPTIONS (Cost - $225,570)		70,803

	SHORT-TERM INVESTMENTS - 1.3%
164,940	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.85% +		164,940
	TOTAL SHORT-TERM INVESTMENTS (Cost - $164,940)		164,940

	TOTAL INVESTMENTS - 102.1% (Cost - $11,957,193)		12,649,888
	Liabilities In Excess Of Other Assets - (2.1)%		(255,656)
	NET ASSETS - 100.0%		$12,389,357

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.2)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (2.0)% *
	S&P 500 Index
13	Expiration: September 2018, Exercise Price $2,860 **	3,771,976	$73,710
5	Expiration: September 2018, Exercise Price $2,905 **	1,450,760	4,150
15	Expiration: October 2018, Exercise Price $2,870 **	4,352,280	98,325
14	Expiration: November 2018, Exercise Price $2,920 **	4,062,128	69,440
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $113,780)		245,625

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)% *
	CBOE S&P 500 Volatility
150	Expiration: September 2018, Exercise Price $12.50 **	192,900	4,125
	S&P 500 Index
13	Expiration: September 2018, Exercise Price $2,560 **	3,771,976	1,950
15	Expiration: October 2018, Exercise Price $2,560 **	4,352,280	7,575
14	Expiration: November 2018, Exercise Price $2,590 **	4,062,128	15,750
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $90,370)		29,400

	TOTAL WRITTEN OPTIONS (Premiums Received $204,151)		$275,025

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2018.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $4,343,196.

Horizon Funds
PORTFOLIO OF INVESTMENTS
August 31, 2018 (Unaudited)

1.	ORGANIZATION
The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively.  The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income.  The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 19, 2017, respectively.  The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation.  The Fund presently offers Investor class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$535,442,600	$-	$-	$535,442,600
Purchased Call Options	-	1,991,563	-	1,991,563
Purchased Put Options	1,350	563,300	-	564,650
Investments Purchased With Proceeds From Securities Lending	24,956,725	-	-	24,956,725
Short-Term Investments	16,403,796	-	-	16,403,796
Total	$576,804,471	$2,554,863	$-	$579,359,334

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$321,000	$-	$321,000
Written Put Options	-	568,750	-	568,750
Total	$-	$889,750	$-	$889,750

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$591,969,942	$-	$-	$591,969,942
Common Stocks	51,684,879			51,684,879
Purchased Call Options	-	2,611,000	-	2,611,000
Purchased Put Options	1,800	463,000	-	464,800
Investments Purchased With Proceeds From Securities Lending	1,515,190	-	-	1,515,190
Short-Term Investments	21,490,580	-	-	21,490,580
Total	$666,662,391	$3,074,000	$-	$669,736,391

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$507,500	$-	$507,500
Written Put Options	-	337,500	-	337,500
Total	$-	$845,000	$-	$845,000

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$248,597,981	$-	$-	$248,597,981
Common Stocks	14,445,569			14,445,569
Preferred Stock	10,259,284	-	-	10,259,284
Convertible Preferred Stock	1,901,202	166,577	-	2,067,779
Purchased Call Options	-	37,505	-	37,505
Purchased Put Options	450	43,200	-	43,650
Investments Purchased With Proceeds From Securities Lending	25,032,674	-	-	25,032,674
Short-Term Investments	6,481,464	-	-	6,481,464
Total	$306,718,624	$247,282	$-	$306,965,906

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$-	$29,625	$-	$29,625
Total	$-	$29,625	$-	$29,625

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$36,275,175	$-	$-	$36,275,175
Purchased Put Options	-	10,200	-	10,200
Investments Purchased With Proceeds From Securities Lending	715,968	-	-	715,968
Short-Term Investments	1,933,231	-	-	1,933,231
Total	$38,924,374	$10,200	$-	$38,934,574

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	-	3,750	-	3,750
Total	$-	$3,750	$-	$3,750

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,414,145	$-	$-	$12,414,145
Purchased Call Options	-	4,875	-	4,875
Purchased Put Options	18	65,910	-	65,928
Short-Term Investments	164,940	-	-	164,940
Total	$12,579,103	$70,785	$-	$12,649,888

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$245,625	$-	$245,625
Written Put Options	-	29,400	-	29,400
Total	$-	$275,025	$-	$275,025

* Refer to the Portfolios of Investments for security classifications

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for any of the Funds. There were no Level 3 securities held by the Funds during the period ended August 31, 2018.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended August 31, 2018, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend	Horizon Defined Risk Fund
Purchased Options	$3,022,634	$2,279,481	$217,008	$2,550	$86,844
Written Options	$1,413,144	$542,863	$126,159	$938	$104,988

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund's Statements of Assets and Liabilities as of August 31, 2018 respectively:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Active Asset Allocation Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Risk Assist Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Income Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Dividend Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Defined Risk Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$2,556,213
Written Options	$889,750

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$3,075,800
Written Options	$845,000

Active Income Fund
Derivatives Investment Value
Purchased Options	$81,155
Written Options	$29,625

Active Dividend Fund
Derivatives Investment Value
Purchased Options	$10,200
Written Options	$3,750

Defined Risk Fund
Derivatives Investment Value
Purchased Options	$70,803
Written Options	$275,025

The following table presents the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset
Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund respectively, as of August 31, 2018.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 889,750	(1)	$ -	$ 889,750	$ -	$ (889,750)	(2)	$ -
Total	$ 889,750		$ -	$ 889,750	$ -	$ (889,750)		$ -

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 845,000	(1)	$ -	$ 845,000	$ -	$ (845,000)	(2)	$ -
Total	$ 845,000		$ -	$ 845,000	$ -	$ (845,000)		$ -

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 29,625	(1)	$ -	$ 29,625	$ -	$ (29,625)	(2)	$ -
Total	$ 29,625		$ -	$ 29,625	$ -	$ (29,625)		$ -

Horizon Active Dividend Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 3,750	(1)	$ -	$ 3,750	$ -	$ (3,750)	(2)	$ -
Total	$ 3,750		$ -	$ 3,750	$ -	$ (3,750)		$ -

(1) Written options at value as presented within the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 275,025	(1)	$ -	$ 275,025	$ -	$ (275,025)	(2)	$ -
Total	$ 275,025		$ -	$ 275,025	$ -	$ (275,025)		$ -

(1) Written options at value as presented within the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

3.	INVESTMENTS IN AFFILIATES

Active Income Fund

The Horizon Active Income Fund owned 5% or more of the voting securities of the following securities during the period ended August 31, 2018.  Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance December 1, 2017	Purchases	Sales	Balance August 31, 2018	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2018
Deutsche X-Trackers Short Duration High Yield Bond ETF*	-	83,454	(30)	83,424	(10,337)	(8)	110,979	4,147,424
*Affiliate as of August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Horizon Funds

By (Signature and Title)*  /s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date  October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date  October 24, 2018

By (Signature and Title)*  /s/ Benjamin Johnson
Benjamin Johnson, Treasurer and Principal Financial Officer

Date  October 24, 2018

* Print the name and title of each signing officer under his or her signature.